Trade and other receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
IFRS Statement [Line Items]
Trade receivables	$ 62,274	$ 30,720		$ 23,767
Deposits and prepayments	1,709	2,045		910
Other receivables	899	209		112
Total	$ 64,882	32,974	[1]	$ 24,789
As previously reported
IFRS Statement [Line Items]
Trade receivables		30,909
Deposits and prepayments		2,045
Other receivables		209
Total		$ 33,163

[1]	Reflects a correction to the amount reported in Nexters Global's audited consolidated statement of financial position as at December 31, 2020 due to the identification of an immaterial error relating to the calculation of withholding taxes. For further information, see Note 4 (Use of judgements and estimates — Immaterial error).